Advances to Contractor	12 Months Ended
Dec. 31, 2023
Advances to Contractor [Abstract]
Advances to Contractor
14	Advances to Contractor

	2023	2022

Advances to contractor	15,210,262	15,223,215
Write-off (Note 8)	(15,006,262)	Nil
	204,000	15,223,215

The above amount represents payments made to Audex Fujairah LL FZE and Audex Pte Ltd, Singapore (together “Audex”) for the construction of the Group’s Fujairah Terminal, which were assessed and written-off in 2023 after reconciling the books of accounts with the long-standing EPC partner Audex.